ORIX Corporation Shareholders' Equity (Changes in Number of Shares Issued) (Detail) - shares		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Stockholders Equity Note [Line Items]
Beginning balance		1,324,058,828
Exercise of stock options	[1]	48,500
Ending balance		1,324,107,328	1,324,058,828
Common Stock
Stockholders Equity Note [Line Items]
Beginning balance		1,324,058,828	1,323,644,528	1,322,777,628
Exercise of stock options		48,500	414,300	866,900
Ending balance		1,324,107,328	1,324,058,828	1,323,644,528

[1]	The number of shares and exercise price of the granted options were adjusted for the 10-for-1 stock split implemented on April 1, 2013.